UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2026

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund

LSV Conservative Value Equity Fund

Institutional Class Shares - LSVVX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about Institutional Class Shares of the LSV Conservative Value Equity Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.lsvasset.com/conservative-value-equity-fund/. You can also request this information by contacting us at 888-386-3578.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LSV Conservative Value Equity Fund, Institutional Class Shares	$19	0.35%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$157,136	198	$137	10%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Financials
22.1%
Health Care
14.2%
Information Technology
13.2%
Industrials
10.4%
Communication Services
10.0%
Consumer Discretionary
7.7%
Energy
7.5%
Consumer Staples
7.5%
Materials
2.6%
Utilities
2.0%
Repurchase Agreement
1.7%
Real Estate
1.3%

Table Summary
Value	Value
Real Estate	1.3%
Repurchase Agreement	1.7%
Utilities	2.0%
Materials	2.6%
Consumer Staples	7.5%
Energy	7.5%
Consumer Discretionary	7.7%
Communication Services	10.0%
Industrials	10.4%
Information Technology	13.2%
Health Care	14.2%
Financials	22.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Alphabet, Cl A	3.1%
JPMorgan Chase	2.4%
ExxonMobil	2.3%
Berkshire Hathaway, Cl B	2.0%
Amazon.com	1.7%
Alphabet, Cl C	1.5%
Cisco Systems	1.5%
Micron Technology	1.4%
Wells Fargo	1.3%
Goldman Sachs Group	1.3%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-386-3578

  https://www.lsvasset.com/conservative-value-equity-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-386-3578 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

LSVVX-SAR-2026

The Advisors' Inner Circle Fund

LSV Conservative Value Equity Fund

Investor Class Shares - LVAVX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about Investor Class Shares of the LSV Conservative Value Equity Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.lsvasset.com/conservative-value-equity-fund/. You can also request this information by contacting us at 888-386-3578.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LSV Conservative Value Equity Fund, Investor Class Shares	$32	0.60%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$157,136	198	$137	10%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Real Estate	1.3%
Repurchase Agreement	1.7%
Utilities	2.0%
Materials	2.6%
Consumer Staples	7.5%
Energy	7.5%
Consumer Discretionary	7.7%
Communication Services	10.0%
Industrials	10.4%
Information Technology	13.2%
Health Care	14.2%
Financials	22.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Alphabet, Cl A	3.1%
JPMorgan Chase	2.4%
ExxonMobil	2.3%
Berkshire Hathaway, Cl B	2.0%
Amazon.com	1.7%
Alphabet, Cl C	1.5%
Cisco Systems	1.5%
Micron Technology	1.4%
Wells Fargo	1.3%
Goldman Sachs Group	1.3%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-386-3578

  https://www.lsvasset.com/conservative-value-equity-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-386-3578 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

LVAVX-SAR-2026

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

THE ADVISORS’ INNER CIRCLE FUND

Conservative Value Equity Fund

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

April 30, 2026

This information must be preceded or accompanied by a current prospectus. Investors should read the prospectus carefully before investing.

THE ADVISORS’ INNER CIRCLE FUND	LSV
Conservative Value Equity Fund
April 30, 2026

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedule of Investments	1
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	8
Other Information (Form N-CSRS Items 8-11)	13

Schedule of Investments

April 30, 2026	(Unaudited)

LSV Conservative Value Equity Fund

	Shares	Value (000)
Common Stock (98.5%)
Communication Services (10.0%)
Alphabet, Cl A	12,500	$4,810
Alphabet, Cl C	6,200	2,368
AT&T	63,600	1,662
Comcast, Cl A	37,400	1,011
Fox, Cl A	9,300	591
Match Group	12,800	479
Meta Platforms, Cl A	1,200	734
Nexstar Media Group, Cl A	2,500	520
Verizon Communications	36,500	1,753
Walt Disney	15,500	1,608
ZoomInfo Technologies, Cl A*	36,600	229
		15,765
Consumer Discretionary (7.7%)
Amazon.com*	9,900	2,624
APTIV PLC*	7,400	446
AutoNation*	2,300	488
Best Buy	4,500	272
Bloomin' Brands	17,500	107
BorgWarner	10,200	581
DR Horton	4,500	692
eBay	10,000	1,035
Expedia Group	1,500	373
Ford Motor	76,100	919
General Motors	16,200	1,246
Goodyear Tire & Rubber*	17,465	124
H&R Block	5,400	171
Harley-Davidson	8,400	201
Lear	2,400	305
McDonald's	1,500	440
Phinia	2,040	147
PulteGroup	5,500	673
PVH	2,900	265
Signet Jewelers	4,300	383
Toll Brothers	3,200	455
Versigent PLC*	2,466	86
		12,033
Consumer Staples (7.5%)
Albertsons, Cl A	17,700	298
Altria Group	20,000	1,453
Archer-Daniels-Midland	9,900	738
Campbell's	8,900	185
Conagra Brands	15,900	228
Dollar General	5,300	614
Energizer Holdings	9,800	192
General Mills	9,600	339
Ingredion	3,500	391
JM Smucker	4,000	392
Kraft Heinz	21,860	496
Kroger	12,900	878
Molson Coors Beverage, Cl B	11,000	470
PepsiCo	4,500	713

LSV Conservative Value Equity Fund

	Shares	Value (000)
Consumer Staples (continued)
Philip Morris International	4,700	$776
Procter & Gamble	7,000	1,030
Target	7,000	908
Walmart	12,300	1,623
		11,724
Energy (7.5%)
APA	14,300	582
ConocoPhillips	10,600	1,333
Coterra Energy	14,300	514
Devon Energy	9,700	498
EOG Resources	5,700	801
ExxonMobil	23,500	3,627
Halliburton	10,900	461
HF Sinclair	6,220	418
Marathon Petroleum	5,200	1,291
Phillips 66	5,200	932
Scorpio Tankers	4,300	350
Valero Energy	4,200	1,061
		11,868
Financials (22.1%)
Allstate	4,400	956
Ally Financial	10,200	453
American International Group	10,400	778
Ameriprise Financial	900	427
Axis Capital Holdings	5,300	532
Bank of America	32,900	1,759
Bank of New York Mellon	10,900	1,465
Berkshire Hathaway, Cl B*	6,600	3,126
Capital One Financial	2,200	421
Chubb	2,000	654
Citigroup	15,500	1,984
Citizens Financial Group	9,500	618
Fiserv*	7,800	489
Global Payments	2,100	151
Goldman Sachs Group	2,200	2,032
Hartford Insurance Group	6,000	821
JPMorgan Chase	12,200	3,821
M&T Bank	2,100	459
MetLife	9,900	793
MGIC Investment	16,100	426
Morgan Stanley	10,400	1,982
Old Republic International	15,900	635
PayPal Holdings	17,700	887
PNC Financial Services Group	2,100	468
Prudential Financial	5,400	530
Radian Group	11,200	401
Regions Financial	17,900	511
State Street	6,800	1,039
Synchrony Financial	10,800	823
Travelers	1,900	580
Truist Financial	9,100	469
Unum Group	7,600	611

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2026	(Unaudited)

LSV Conservative Value Equity Fund

	Shares	Value (000)
Financials (continued)
US Bancorp	18,600	$1,054
Wells Fargo	24,800	2,039
Western Union	10,800	98
Zions Bancorp	7,200	457
		34,749
Health Care (14.2%)
Abbott Laboratories	3,200	291
Align Technology*	3,000	528
Amgen	1,600	554
Bristol-Myers Squibb	23,000	1,394
Cardinal Health	2,000	386
Centene*	12,500	671
Cigna Group	3,300	959
CVS Health	16,200	1,349
DaVita*	2,300	357
Elevance Health	2,100	790
Exelixis*	10,000	445
GE HealthCare Technologies	6,200	377
Gilead Sciences	8,800	1,151
Harmony Biosciences Holdings*	12,200	381
HCA Healthcare	2,200	956
Illumina*	4,200	532
Incyte*	8,100	772
Jazz Pharmaceuticals PLC*	3,800	771
Johnson & Johnson	7,600	1,747
Medtronic PLC	5,800	470
Merck	14,800	1,616
Organon	17,000	225
Pfizer	57,400	1,533
Regeneron Pharmaceuticals	1,400	990
Solventum*	2,150	145
Thermo Fisher Scientific	900	431
UnitedHealth Group	3,500	1,297
Universal Health Services, Cl B	2,200	370
Viatris, Cl W	35,900	536
Zimmer Biomet Holdings	3,900	321
		22,345
Industrials (10.4%)
ABM Industries	11,200	457
AGCO	3,900	472
Allison Transmission Holdings	5,600	752
Brink's	3,700	395
Caterpillar	1,200	1,068
CNH Industrial	39,300	421
Cummins	1,600	1,073
Deere	700	413
Delta Air Lines	15,600	1,061
FedEx	3,600	1,452
General Dynamics	1,800	620
Honeywell International	1,900	407
Oshkosh	3,600	563

LSV Conservative Value Equity Fund

	Shares	Value (000)
Industrials (continued)
Owens Corning	4,700	$580
Pitney Bowes	39,700	614
RTX	3,900	687
Ryder System	3,400	863
Science Applications International	4,500	435
Snap-on	2,000	767
SS&C Technologies Holdings	4,500	312
Textron	8,500	816
United Airlines Holdings*	7,900	711
United Parcel Service, Cl B	7,000	761
Upwork*	20,100	208
Worthington Enterprises	7,100	385
		16,293
Information Technology (13.2%)
Accenture PLC, Cl A	1,000	179
Adobe*	2,900	714
Amdocs	5,000	323
Amkor Technology	9,700	677
Applied Materials	1,400	552
Arrow Electronics*	3,500	657
Cirrus Logic*	3,900	636
Cisco Systems	25,800	2,361
Cognizant Technology Solutions, Cl A	13,200	698
Dell Technologies, Cl C	6,200	1,295
Dropbox, Cl A*	14,100	342
DXC Technology*	12,508	142
Flex*	8,400	769
Hewlett Packard Enterprise	34,600	995
HP	19,100	398
International Business Machines	1,800	416
Jabil	2,600	877
Micron Technology	4,400	2,275
NetApp	4,900	543
QUALCOMM	7,900	1,419
RingCentral, Cl A	17,500	704
Salesforce	5,300	936
Skyworks Solutions	4,200	295
TD SYNNEX	3,500	799
Western Digital	2,800	1,217
Zoom Communications, Cl A*	6,100	593
		20,812
Materials (2.6%)
CF Industries Holdings	5,400	671
Eastman Chemical	4,700	343
Mosaic	9,500	221
NewMarket	700	473
Newmont	12,100	1,344
Steel Dynamics	3,200	732

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2026	(Unaudited)

LSV Conservative Value Equity Fund

	Shares	Value (000)
Materials (continued)
Sylvamo	5,500	$235
		4,019
Real Estate (1.3%)
Brixmor Property Group	13,900	418
BXP	5,600	327
Host Hotels & Resorts‡	24,500	518
Innovative Industrial Properties, Cl A	3,300	179
Sabra Health Care REIT	25,700	531
		1,973
Utilities (2.0%)
American Electric Power	5,700	782
Edison International	9,900	688
Eversource Energy	8,300	587
Exelon	9,100	418
UGI	19,400	700
		3,175

TOTAL COMMON STOCK
(Cost $112,717)		154,756

	Face Amount (000)
Repurchase Agreement (1.7%)
South Street Securities 3.250%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $2,739 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $2,143, 1.125% - 4.125%, 07/31/2027 - 07/31/2029; total market value $2,793)	$2,739	2,739

TOTAL REPURCHASE AGREEMENT
(Cost $2,739)		2,739

Total Investments – 100.2%
(Cost $115,456)		$157,495

Percentages are based on Net Assets of $157,136 (000).

*	Non-income producing security.

‡	Real Estate Investment Trust.

Cl — Class

PLC — Public Limited Company

REIT — Real Estate Investment Trust

The following is a summary of the inputs used as of April 30, 2026, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$154,756	$—	$—	$154,756
Repurchase Agreement	—	2,739	—	2,739
Total Investments in Securities	$154,756	$2,739	$—	$157,495

Amounts designated as “—“ are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements

Statement of Assets and Liabilities (000)

April 30, 2026	(Unaudited)

	LSV Conservative Value Equity Fund
Assets:
Investments, at Value (Cost $115,456)	$157,495
Dividends and Interest Receivable	144
Receivable for Capital Shares Sold	1
Prepaid Expenses	20
Total Assets	157,660
Liabilities:
Payable for Fund Shares Redeemed	464
Payable due to Investment Adviser	24
Payable due to Administrator	7
Payable due to Trustees	2
Payable due to Distributor	1
Payable due to Chief Compliance Officer	1
Other Accrued Expenses	25
Total Liabilities	524
Net Assets	$157,136
Net Assets Consist of:
Paid-in Capital	$110,077
Total Distributable Earnings	47,059
Net Assets	$157,136
Net Asset Value, Offering and Redemption Price Per Share — Institutional Class Shares ($156,944 ÷ 10,080,870 shares)(1)	$15.57	*
Net Asset Value, Offering and Redemption Price Per Share — Investor Class Shares ($192 ÷ 12,467 shares)(1)	$15.40	*

(1)	Shares have not been rounded.

*	Net Assets divided by Shares does not calculate to the stated NAV because Net Asset amounts are shown rounded.

The accompanying notes are an integral part of the financial statements

Statement of Operations (000)

For the six months ended April 30, 2026	(Unaudited)

LSV Conservative Value Equity Fund
Investment Income:
Dividend Income	$1,572
Interest Income	21
Total Investment Income	1,593
Expenses:
Investment Advisory Fees	271
Administration Fees	41
Trustees' Fees	4
Chief Compliance Officer Fees	1
Transfer Agent Fees	23
Registration and Filing Fees	19
Professional Fees	9
Printing Fees	6
Custodian Fees	5
Insurance and Other Fees	7
Total Expenses	386
Less: Waiver of Investment Advisory Fees	(134)
Less: Fees Paid Indirectly — (see Note 4)	(1)
Net Expenses	251
Net Investment Income	1,342
Net Realized Gain on Investments	4,206
Net Change in Unrealized Appreciation on Investments	15,716
Net Realized and Unrealized Gain	19,922
Net Increase in Net Assets Resulting from Operations	$21,264

The accompanying notes are an integral part of the financial statements

Statements of Changes in Net Assets (000)

For the six months ended April 30, 2026 (Unaudited) and for the year ended October 31, 2025

	LSV Conservative Value Equity Fund
	11/1/2025 to 04/30/2026	11/1/2024 to 10/31/2025
Operations:
Net Investment Income	$1,342	$2,959
Net Realized Gain	4,206	14,477
Net Change in Unrealized Appreciation (Depreciation)	15,716	(1,533)
Net Increase in Net Assets Resulting from Operations	21,264	15,903
Distributions
Institutional Class Shares	(17,124)	(17,378)
Investor Class Shares	(22)	(45)
Total Distributions	(17,146)	(17,423)
Capital Share Transactions:
Institutional Class Shares:
Issued	11,174	12,997
Reinvestment of Dividends and Distributions	17,073	17,315
Redeemed	(9,612)	(29,837)
Net Increase from Institutional Class Shares Transactions	18,635	475
Investor Class Shares:
Issued	3	14
Reinvestment of Dividends and Distributions	23	45
Redeemed	(16)	(269)
Net Increase (Decrease) from Investor Class Shares Transactions	10	(210)
Net Increase in Net Assets Derived from Capital Share Transactions	18,645	265
Total Increase (Decrease) in Net Assets	22,763	(1,255)
Net Assets:
Beginning of Period	134,373	135,628
End of Year/Period	$157,136	$134,373
Shares Transactions:
Institutional Class:
Issued	749	913
Reinvestment of Dividends and Distributions	1,191	1,260
Redeemed	(642)	(2,120)
Total Institutional Class Share Transactions	1,298	53
Investor Class:
Issued	—	2
Reinvestment of Dividends and Distributions	1	3
Redeemed	(1)	(19)
Total Investor Class Share Transactions	—	(14)
Net Increase in Shares Outstanding	1,298	39

Amounts designated as "—" are $0 or have been rounded to zero.

The accompanying notes are an integral part of the financial statements

Financial Highlights

For a share outstanding throughout each period.

For the six months ended April 30, 2026 (Unaudited) and for the years ended October 31.

	Net Asset Value Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gains (Losses)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate‡

LSV Conservative Value Equity Fund
Institutional Class Shares
2026*	$15.28	$0.14	$2.09	$2.23	$(0.30)	$(1.64)	$(1.94)	$15.57	15.88%	$156,944	0.35%	0.54%	1.88%	10%
2025	15.49	0.32	1.43	1.75	(0.33)	(1.63)	(1.96)	15.28	12.99	134,195	0.35	0.56	2.25	25
2024	12.42	0.33	3.61	3.94	(0.34)	(0.53)	(0.87)	15.49	32.93	135,227	0.35	0.56	2.32	9
2023	13.07	0.33	(0.30)	0.03	(0.32)	(0.36)	(0.68)	12.42	0.19	128,983	0.35	0.56	2.56	19
2022	13.86	0.31	(0.59)	(0.28)	(0.26)	(0.25)	(0.51)	13.07	(2.21)	144,480	0.35	0.54	2.29	18
2021	9.59	0.26	4.28	4.54	(0.27)	–	(0.27)	13.86	48.02	138,771	0.35	0.55	2.04	16
Investor Class Shares
2026*	$15.11	$0.12	$2.06	$2.18	$(0.25)	$(1.64)	$(1.89)	$15.40	15.72%	$192	0.60%	0.79%	1.64%	10%
2025	15.32	0.29	1.41	1.70	(0.28)	(1.63)	(1.91)	15.11	12.75	178	0.60	0.81	2.04	25
2024	12.30	0.29	3.58	3.87	(0.32)	(0.53)	(0.85)	15.32	32.58	401	0.60	0.81	2.09	9
2023	12.95	0.30	(0.30)	–	(0.29)	(0.36)	(0.65)	12.30	(0.09)	452	0.60	0.81	2.30	19
2022	13.74	0.27	(0.58)	(0.31)	(0.23)	(0.25)	(0.48)	12.95	(2.44)	418	0.60	0.79	2.05	18
2021	9.51	0.23	4.25	4.48	(0.25)	–	(0.25)	13.74	47.74	393	0.60	0.80	1.81	16

*	For the six-month period ended April 30, 2026. All ratios for the period have been annualized.

†	Total return would have been lower had the Adviser not waived a portion of its fee. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Portfolio turnover rate is for the period indicated and has not been annualized.

(1)	Per share data calculated using average shares method.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Notes to Financial Statements

April 30, 2026	(Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 26 funds. The financial statements herein are those of the LSV Conservative Value Equity Fund, a diversified Fund (the “Fund”). The Fund seeks long-term growth of capital by investing in undervalued stocks of medium to large U.S. companies which are out of favor in the market. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates —The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2026, there were no securities valued in accordance with the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk,  referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with The Adviser’s pricing procedures, etc.); and

Notes to Financial Statements

April 30, 2026	(Unaudited)

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 as amended and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities on open tax years (i.e. the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2026, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended October 31, 2025, the Fund did not incur any interest or penalties.

Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statement of Operations, if applicable, once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income—Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Investments in Real Estate Investment Trusts (REITs) — With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Repurchase Agreements—In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. Provisions of the repurchase agreements and procedures adopted by the Board require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Notes to Financial Statements

April 30, 2026	(Unaudited)

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.

At April 30, 2026, the open repurchase agreement by counterparty which is subject to a MRA on a net payment basis is as follows (000):

Counterparty	Repurchase Agreement	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount(2)
South Street Securities	$2,739	$2,739	$—	$—

(1)	The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.

Expenses— Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or average daily net assets.

Classes— Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of average daily net assets.

Dividends and Distributions to Shareholders—Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

Segment Reporting — The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of this standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker

(CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund’s single investment objective which is executed by the Fund’s portfolio manager. The financial information in the form of the Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statement of Operations.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Fund, along with other series of the Trust advised by LSV Asset Management (the “Adviser”), and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net  assets of the Fund. For the six months ended April 30, 2026, the Fund incurred $40,870 for these services.

Notes to Financial Statements

April 30, 2026	(Unaudited)

The Fund has adopted a distribution plan under the Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25% annually of the average daily net assets. For the six months ended April 30, 2026, the Fund incurred $229 of distribution fees.

SS&C Global Investor & Distribution Solutions, Inc. serves as transfer agent and dividend disbursing agent for the Fund under the transfer agency agreement with the Trust. During the six months ended April 30, 2026, the Fund earned $690 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.	Investment Advisory Agreement:

The Trust and the Adviser are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to 0.38% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its fee (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit the Fund’s total operating expenses after fee waivers and/or expense reimbursements to a maximum of 0.35% and 0.60% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, through February 28, 2027. Refer to waiver of investment advisory fees on the Statement of Operations for fees waived for the six months ended April 30, 2026.

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended April 30, 2026, were as follows (000):

Purchases	$16,041
Sales	$13,883

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

The permanent differences primarily consist of reclassification of long term capital gain distribution on REITs. There are no permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings (Accumulated Losses) as of October 31, 2025.

The tax character of dividends and distributions declared during the year ended October 31, 2025 and 2024 was as follows (000):

	Ordinary	Long-Term
	Income	Capital Gain	Total
2025	$3,785	$13,638	$17,423
2024	4,416	4,447	8,863

As of October 31, 2025, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

Undistributed Ordinary Income	$2,780
Undistributed Long-Term Capital Gain	13,910
Other Temporary Differences	2
Unrealized Appreciation	26,249
Total Distributable Earnings	$42,941

Capital loss carryforward rules allow for a Regulated Investment Company ("RIC") to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. The Fund has no capital loss carryforwards at October 31, 2025.

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2026, were as follows (000):

	Aggregated	Aggregated
	Gross	Gross	Net
Federal	Unrealized	Unrealized	Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$115,456	$50,735	$(8,696)	$42,039

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales.

8.	Concentration of Risks:

Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Notes to Financial Statements

April 30, 2026	(Unaudited)

Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Medium and Small-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited operating histories, product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Since the Fund pursues a “value style” of investing, if the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

9.	Concentration of Shareholders:

At April 30, 2026, 95% of total shares outstanding for the Institutional Class Shares were held by two record shareholders owning 10% or greater of the aggregate total shares outstanding. At April 30, 2026, 100% of total shares outstanding for the Investor Class Shares were held by one record shareholder owning 10% or greater of the aggregate total shares outstanding. These were comprised mostly of omnibus accounts which were held on behalf of various individual shareholders.

10.	Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

11.	Recent Accounting Pronouncement:

The Fund adopted FASB Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Adoption of ASU 2023-09 impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations.

12.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11)

April 30, 2026	(Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 24–25, 2026 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11)

April 30, 2026	(Unaudited)

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11)

April 30, 2026	(Unaudited)

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Trust:

The Advisors’ Inner Circle Fund

Fund:

LSV Conservative Value Equity Fund

Adviser:

LSV Asset Management

Distributor:

SEI Investments Distribution Co.

Administrator:

SEI Investments Global Funds Services

Legal Counsel:

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm:

Ernst & Young LLP

LSV-SA-004-2000

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 6, 2026

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: July 6, 2026